Derivative financial instruments	12 Months Ended
Mar. 31, 2019
Financial Instruments [Abstract]
Derivative financial instruments
Derivative financial instruments

Derivatives are financial instruments that derive their value from the price of an underlying item such as interest rates, foreign exchange rates, credit spreads, commodities, equities or other indices. In accordance with Board-approved policies, derivatives are transacted generally to manage exposures to fluctuations in interest rates, foreign exchange rates and commodity prices. Our derivatives balances comprise two broad categories:
•    financing derivatives managing our exposure to interest rates and foreign exchange rates. Specifically we use these derivatives to manage our financing portfolio, holdings in foreign operations and contractual operational cash flows; and
•    commodity contract derivatives managing our US customers’ exposure to price and supply risks. Some forward contracts for the purchase of commodities meet the definition of derivatives and are included here. We also enter into derivative financial instruments linked to commodity prices, including index futures, options and swaps. These are used to manage market price volatility.

The Group adopted IFRS 9 with effect from 1 April 2018. The comparatives are not required to be restated and are accounted for in accordance with IAS 39. There is no impact on derivatives balances as a result of the transition to IFRS 9.
Derivatives are initially recognised at fair value and subsequently remeasured to fair value at each reporting date. Changes in fair values are recorded in the period they arise, in either the income statement or other comprehensive income as required by IFRS 9. Where the gains or losses recorded in the income statement arise from changes in the fair value of derivatives to the extent that hedge accounting is not applied or is not fully effective, these are recorded as remeasurements, detailed in notes 5 and 6. Where the fair value of a derivative is positive it is carried as a derivative asset, and where negative as a derivative liability.
We calculate the fair value of derivative financial instruments by taking the present value of future cash flows, primarily incorporating market observable inputs. The various inputs include foreign exchange spot and forward rates, yield curves of the respective currencies, currency basis spreads between the respective currencies, interest rate and inflation curves, the forward rate curves of underlying commodities, and for those positions that are not fully cash collateralised the credit quality of the counterparties.
Certain clauses embedded in non-derivative financial instruments or other contracts are presented as derivatives because they impact the risk profile of their host contracts and they are deemed to have risks or rewards not closely related to those host contracts.
Further information on how derivatives are valued and used for risk management purposes is presented in note 32.
Information on commodity contracts and other commitments not meeting the definition of derivatives is presented in note 30.
The fair values of derivatives by category are as follows:

	2019			2018
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Financing derivatives	1,052	(1,084)	(32)	1,545	(945)	600
Commodity contract derivatives	101	(99)	2	69	(116)	(47)
Further Acquisition Agreement derivative[1]	—	—	—	110	—	110
	1,153	(1,183)	(30)	1,724	(1,061)	663

1.	The Further Acquisition Agreement derivative is a put/call option over a 14% interest in Quadgas that has been reclassified as held for sale during the period (see note 10).
(a) Financing derivatives
The fair values of financing derivatives by type are as follows:

	2019			2018
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Interest rate swaps	539	(384)	155	678	(457)	221
Cross-currency interest rate swaps	470	(443)	27	687	(207)	480
Foreign exchange forward contracts[1]	41	(41)	—	174	(2)	172
Inflation-linked swaps	—	(214)	(214)	5	(278)	(273)
Equity options	2	(2)	—	1	(1)	—
	1,052	(1,084)	(32)	1,545	(945)	600

1.	Included within the foreign exchange forward contracts balance is £32 million (2018: £67 million) of derivatives in relation to hedging of capital expenditure.
17. Derivative financial instruments continued
(a) Financing derivatives continued
The maturity profile of financing derivatives is as follows:

	2019			2018
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Current
Less than 1 year	56	(282)	(226)	375	(325)	50
	56	(282)	(226)	375	(325)	50
Non-current
In 1 to 2 years	19	(193)	(174)	83	(88)	(5)
In 2 to 3 years	416	(1)	415	25	(27)	(2)
In 3 to 4 years	11	—	11	418	(5)	413
In 4 to 5 years	20	(14)	6	12	—	12
More than 5 years	530	(594)	(64)	632	(500)	132
	996	(802)	194	1,170	(620)	550
	1,052	(1,084)	(32)	1,545	(945)	600

The notional contract[1] amounts of financing derivatives by type are as follows:

	2019	2018
	£m	£m
Interest rate swaps	(6,299)	(8,390)
Cross-currency interest rate swaps	(6,700)	(6,925)
Foreign exchange forward contracts	(2,937)	(5,793)
Inflation-linked swaps	(500)	(1,191)
Equity options	(800)	(800)
	(17,236)	(23,099)

1.	The notional contract amounts of derivatives indicate the gross nominal value of transactions outstanding at the reporting date.
(b) Commodity contract derivatives
The fair values of commodity contract derivatives by type are as follows:

	2019			2018
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Commodity purchase contracts accounted for as derivative contracts
Forward purchases of gas	66	(78)	(12)	60	(64)	(4)
Derivative financial instruments linked to commodity prices
Electricity capacity	—	—	—	1	—	1
Electricity swaps	29	(19)	10	7	(46)	(39)
Electricity options	—	—	—	—	(1)	(1)
Gas swaps	5	(1)	4	1	(4)	(3)
Gas options	1	(1)	—	—	(1)	(1)
	101	(99)	2	69	(116)	(47)

17. Derivative financial instruments continued
(b) Commodity contract derivatives continued
The maturity profile of commodity contract derivatives is as follows:

	2019			2018
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Current
Less than one year	52	(68)	(16)	30	(76)	(46)
	52	(68)	(16)	30	(76)	(46)
Non-current
In 1 to 2 years	14	(9)	5	6	(17)	(11)
In 2 to 3 years	9	(8)	1	6	(11)	(5)
In 3 to 4 years	6	(4)	2	6	(3)	3
In 4 to 5 years	6	(4)	2	5	(2)	3
More than 5 years	14	(6)	8	16	(7)	9
	49	(31)	18	39	(40)	(1)
	101	(99)	2	69	(116)	(47)

The notional quantities of commodity contract derivatives by type are as follows:

	2019	2018
Forward purchases of gas[1]	52m Dth	54m Dth
Electricity swaps	12,848 GWh	12,839 GWh
Electricity options	10,444 GWh	13,897 GWh
Electricity capacity	-	0.6 GWm
Gas swaps	87m Dth	100m Dth
Gas options	34m Dth	7m Dth

1.	Forward gas purchases have terms up to two years. The contractual obligations under these contracts are £108 million (2018: £96 million).